Inventories	12 Months Ended
Dec. 31, 2024
Disclosure of Measuring inventories [Abstract]
Inventories
19. Inventories
The following table provides a breakdown for inventories (net of the provision for slow moving and obsolete inventories):

	At December 31,
(€ thousands)	2024	2023
Raw materials, ancillary materials and consumables	90,461	90,460
Work-in-progress and semi-finished products	49,442	46,735
Finished goods	381,112	385,394
Total inventories	521,015	522,589

The amount of provisions for slow moving and obsolete inventories recognized for the years ended December 31, 2024, 2023 and 2022 was €48,260 thousand, €59,558 thousand and €28,561 thousand, respectively.
The following table provides the changes in the total provision for slow moving and obsolete inventories for the years ended December 31, 2024 and 2023.

	2024	2023
At January 1,	(175,222)	(147,819)
Provisions	(48,260)	(59,558)
Utilizations and releases	22,515	27,708
Exchange differences and other changes	(6,111)	4,447
At December 31,	(207,078)	(175,222)